                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-22619

  NAME OF REGISTRANT:                                                    VANGUARD CHARLOTTE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2014 - JUNE 30, 2015

  FUND:   VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Bell Aliant Inc.

  TICKER:               BA                                    CUSIP:   07786ZAD9

  MEETING DATE:   11/14/2014                                                                                                          FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE SERIES 4 NOTE EXCHANGE                        ISSUER            YES             FOR                  FOR

RESOLUTION

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CLYDESDALE BANK PLC

  TICKER:               N/A                                  CUSIP:   G2344QAM8

  MEETING DATE:   9/24/2014                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CRH CAISSE DE REFINANCEMENT DE LHABITAT

  TICKER:               N/A                                  CUSIP:   F23753AA8

  MEETING DATE:   7/25/2014                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: ELECT BERNARD DU BOISLOUVEAU AS                       ISSUER             NO              N/A                  N/A

BONDHOLDERS REPRESENTATIVE, AND LAURENT ADOULT AS

ALTERNATE BONDHOLDERS REPRESENTATIVE

PROPOSAL #2: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CRH CAISSE DE REFINANCEMENT DE LHABITAT

  TICKER:               N/A                                  CUSIP:   F23753AB6

  MEETING DATE:   7/25/2014                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: ELECT BERNARD DU BOISLOUVEAU AS                       ISSUER             NO              N/A                  N/A

BONDHOLDERS REPRESENTATIVE, AND LAURENT ADOULT AS

ALTERNATE BONDHOLDERS REPRESENTATIVE

PROPOSAL #2: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CRH CAISSE DE REFINANCEMENT DE LHABITAT

  TICKER:               N/A                                  CUSIP:   F23753AC4

  MEETING DATE:   7/25/2014                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: ELECT BERNARD DU BOISLOUVEAU AS                       ISSUER             NO              N/A                  N/A

BONDHOLDERS REPRESENTATIVE, AND LAURENT ADOULT AS

ALTERNATE BONDHOLDERS REPRESENTATIVE

PROPOSAL #2: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               The Royal Bank Of Scotland Plc

  TICKER:               N/A                                  CUSIP:   G768JBHG8

  MEETING DATE:   9/5/2014                                                                                                              FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               The Royal Bank Of Scotland Plc

  TICKER:               N/A                                  CUSIP:   G768JCBK3

  MEETING DATE:   9/5/2014                                                                                                              FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               The Royal Bank Of Scotland Plc

  TICKER:               N/A                                  CUSIP:   G7S8NJAA2

  MEETING DATE:   9/5/2014                                                                                                              FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Wendel

  TICKER:               MF                                    CUSIP:   F98370AS2

  MEETING DATE:   3/10/2015                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE CHANGE OF CORPORATE FORM TO                ISSUER             NO              N/A                  N/A

SOCIETAS EUROPAEA (SE)

PROPOSAL #2: SET LOCATION OF DOCUMENTS RELATED TO THE        ISSUER             NO              N/A                  N/A

 MEETING

PROPOSAL #3: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Wendel

  TICKER:               MF                                    CUSIP:   F98370AT0

  MEETING DATE:   3/10/2015                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE CHANGE OF CORPORATE FORM TO                ISSUER             NO              N/A                  N/A

SOCIETAS EUROPAEA (SE)

PROPOSAL #2: SET LOCATION OF DOCUMENTS RELATED TO THE        ISSUER             NO              N/A                  N/A

 MEETING

PROPOSAL #3: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CHARLOTTE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 27, 2015

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.